Consolidated Balance Sheets - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Current Assets:
Cash and cash equivalents	$ 2,672.9	$ 859.0
Short-term investments	410.7	460.4
Trade accounts receivable, less allowances of $1.9 and $2.2, respectively	268.0	245.2
Inventories	469.7	459.2
Income tax receivable	41.5	13.6
Prepaid expenses	58.6	58.0
Other current assets	31.9	77.5
Total current assets	3,953.3	2,172.9
Property and equipment, net	691.4	919.5
Long-term investments	75.1	558.6
Goodwill	480.5	502.4
Intangible assets	340.8	346.8
Deferred income taxes	170.5	248.8
Other assets	120.0	143.7
Total assets	5,831.6	4,892.7
Current Liabilities:
Accounts payable	194.6	186.7
Accrued liabilities	559.2	625.0
Current debt	0.0	15.0
Total current liabilities	753.8	826.7
Long-term debt	1,579.5	861.2
Other liabilities	496.4	521.9
Total liabilities	2,829.7	2,209.8
Commitments and contingencies
Stockholders’ Equity:
Preferred stock: (authorized 25.0 million shares; $0.01 par value) none issued	0.0	0.0
Common stock: (authorized 1.0 billion shares; $0.01 par value) issued and outstanding – 281.9 million and 278.5 million shares, respectively	2.8	2.8
Additional paid-in-capital	2,978.3	2,857.1
Retained earnings (accumulated deficit)	107.7	(104.1)
Accumulated other comprehensive loss	(86.9)	(72.9)
Total stockholders’ equity	3,001.9	2,682.9
Total liabilities and stockholders’ equity	$ 5,831.6	$ 4,892.7